MATERIAL EVENTS DURING THE PERIOD	6 Months Ended
Jun. 30, 2024
Material Events During Period
MATERIAL EVENTS DURING THE PERIOD

NOTE 4 - MATERIAL EVENTS DURING THE PERIOD

1.	In February 2024, the Company entered into a Letter Agreement with Yorkville dated February 1, 2024 (the “Letter Agreement”), which amends the SEPA. Pursuant to the Letter Agreement, the Company agreed to make payments to Yorkville, which include proceeds of Advances under the SEPA, to repay the amounts outstanding under the Pre-Paid Advance plus payment premium. The Company agreed to pay a fee to Yorkville equal to $200. The company paid in cash $423 to Yorkville and issued 35,659 Ordinary Shares. The Yorkville SEPA was terminated on April 19, 2024. Additionally, the Company agreed to issue a 5-year warrant to purchase 3,333 Ordinary Shares at an exercise price of $0.165 per share to Yorkville. These warrants meet the fixed-for-fixed criterion of IAS 32, resulting in being classified as equity. On June 21, 2024, the investor exercised the warrants into 3,333 ordinary shares at an exercise price of $0.165 per warrant.

2.	On February 20, 2024, the Company completed an underwritten public offering of 161,662 Ordinary Shares at $18 per share, generating gross proceeds of approximately $2.91 million. The offering included a provision for the issuance of pre-funded warrants, convertible on a 1-for-1 basis into Ordinary Shares at a price of $17.835 per share, to prevent any purchaser from exceeding 4.99% beneficial ownership. After deducting underwriting discounts, commissions, and offering expenses, net proceeds amounted to approximately $2.69 million. The proceeds were allocated towards sales and marketing, payment of certain outstanding liabilities, working capital, and digital branding consulting services. The Company paid the underwriter a cash fee of 2.5% of the gross proceeds, alongside $100 in expenses.

3.	On April 19, 2024, the Company entered into a Stock Purchase Agreement (“SPA”) with Alpha, committing Alpha to purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price.

The Ordinary Shares will be purchased at a price equal to:

a)	95% of the lowest daily traded price of the Company’s ordinary shares during the five-trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00;

b)	90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00:

c)	85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80;

d)	80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60;

e)	75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and

f)	50% of the Market Price, if the market price of the ordinary shares is below $0.20.

The net proceeds from these sales will be used primarily for working capital and general corporate purposes, with 50% allocated to repay any existing debt to Alpha. The SPA and related agreements contain customary covenants, restrictions, and rights, including beneficial ownership limitations and anti-dilution protections. The SPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 36-month anniversary of the date of the SPA or (ii) the date on which Alpha shall have made payment of Puts pursuant to the SPA for ordinary shares equal to $30 million.

The Company has the right to terminate the SPA at no cost or penalty upon five trading days’ prior written notice to Alpha, provided that there are no outstanding Put notices for which ordinary shares need to be issued and the Company has paid all amounts owed to Alpha pursuant to the SPA and any indebtedness the Company otherwise owes to Alpha or its affiliates. The Company and Alpha may also agree to terminate the SPA by mutual written consent. The Company issued a 1.5% commitment fee to Alpha, totaling 36,341 ordinary shares. As of these financial statements signing date, no withdrawal was performed from this credit line

4.	During the six-month period ended June 30, 2024, part of the Company’s bridge loans and redeemable warrants measured in accordance with fair value, were converted into ordinary shares of the Company. As of June 30, 2024, and December 31, 2023, the Bridge loans amounted to $1,836 and $1,739, respectively and the redeemable warrants amounted to $186 and $493, respectively.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)